Financial Information as per operating segments (Details 11) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Statement [Line Items]
Other income	$ 22,584,710		$ 228,455,054		$ 6,717,902
Net sales	1,822,540,697		1,783,282,337		1,698,360,794
Cost of sales	(908,318,190)		(860,011,392)		(798,738,655)
Gross margin	914,222,507		923,270,945		899,622,139
MSD&A	(704,571,238)		(681,575,822)		(668,783,480)
Equity and income of associates and joint ventures	(16,431,759)		(10,815,520)		(8,914,097)
Foreign currency exchange differences	(9,054,155)		3,299,657		(2,563,019)
Results as per adjustment units	(8,255,001)
Other gains (losses)	3,156,799		4,029,627		(7,716,791)
Income before taxes	185,621,574		458,211,348		196,474,395
Tax income (expense)	(39,975,914)		(136,126,817)		(48,365,976)
Net income for year	145,645,660		322,084,531		148,108,419
Non-controlling interests	15,503,968		15,193,739		18,501,066
Depreciation and amortization	105,020,934		93,289,194		92,199,504
ORBDA	335,829,186
Operating Segments [Member]
Statement [Line Items]
Sales revenue external customers	1,789,547,058		1,756,252,630	[1]	1,678,397,181
Other income	32,993,639		27,029,707	[1]	19,963,613
Net sales	$ 1,822,540,697		$ 1,783,282,337	[1]	$ 1,698,360,794
Change %	2.20%		5.00%	[1]	0.00%
Cost of sales	$ (908,318,190)		$ (860,011,392)	[1]	$ (798,738,655)
% of Net sales	49.80%		48.20%	[1]	47.00%
Gross margin	$ 914,222,507		$ 923,270,945	[1]	$ 899,622,139
% of Net sales	50.20%		51.80%	[1]	53.00%
MSD&A	$ (704,571,238)	[2]	$ (681,575,822)	[1]	$ (668,783,480)	[2]
% of Net sales	38.70%		38.20%	[1]	39.40%
Other operating income (expenses)	$ 21,156,983		$ 227,026,626	[1]	$ 4,055,543
Adjusted operating result	$ 230,808,252		$ 468,721,749	[1]	$ 234,894,202
Change %	(50.80%)		99.50%	[1]	0.00%
% of Net sales	12.70%		26.30%	[1]	13.80%
Net financial expense	$ (14,602,562)		$ (7,766,206)	[1]	$ (19,115,361)
Equity and income of associates and joint ventures	(16,431,759)		(10,815,520)	[1]	(8,914,097)
Foreign currency exchange differences	(9,054,155)		3,299,657	[1]	(2,563,019)
Results as per adjustment units			742,041	[1]	(110,539)
Other gains (losses)	3,156,799		4,029,627	[1]	(7,716,791)
Income before taxes	185,621,574		458,211,348	[1]	196,474,395
Tax income (expense)	(39,975,914)		(136,126,817)	[1]	(48,365,976)
Net income for year	145,645,660		322,084,531	[1]	148,108,419
Non-controlling interests	15,503,968		15,193,739	[1]	18,501,066
Net income attributable to equity holders of the parent	130,141,692		306,890,792	[1]	129,607,353
Depreciation and amortization	105,020,934		93,289,194	[1]	92,199,504
ORBDA	$ 335,829,186	[3]	$ 562,010,943	[1]	$ 327,093,706	[3]
Change %	(40.20%)		71.80%	[1]	0.00%
% of Net sales	18.40%		31.50%	[1]	19.30%

[1]	The net impact, related to early termination of Budweiser license (See Note 1 – General information, letter C), on CCU’s consolidated earnings was a one-time gain of ThCh$ 208,842,443 in ORBDA and ThCh$ 157,358,973 in Net income attributable to equity holder of the parent.
[2]	MSD&A included Marketing, Selling, Distribution and Administrative expenses.
[3]	ORBDA (for management purpose we have defined as Adjusted Operating Result before Depreciation and Amortization).